Revenue from contracts with customers (Tables)	12 Months Ended
Dec. 31, 2022
Receivables from contracts with customers [abstract]
Schedule of disaggregation of revenue	The following table presents our earned revenue disaggregation for our five largest industry verticals:

Years Ended December 31 (millions)	2022	2021	2020
Tech and Games	$1,148	$999	$617
Communications and Media	581	537	481
eCommerce and FinTech	285	259	171
Banking, Financial Services and Insurance	166	97	68
Travel and Hospitality	75	62	54
All others	213	240	191
	$2,468	$2,194	$1,582
The following table presents our earned revenue disaggregated by geographic region, based on location of our delivery centre or where service was provided, for the following periods:

Years Ended December 31 (millions)	2022	2021	2020
Europe	$880	$921	$636
North America	621	502	346
Asia-Pacific	591	455	337
Central America	376	316	263
	$2,468	$2,194	$1,582